Other Current And Long-Term Liabilities (Tables) - OAK Street Health Inc and Affiliates [Member]	9 Months Ended
Sep. 30, 2020
Other Liabilities [Line Items]
Summary of Accrued Liabilities

Accrued compensation and benefits consisted of the following as of:

	September 30, 2020	December 31, 2019
Accrued paid time off	$4,891	$2,319
Accrued bonus and commission	11,681	16,814
Accrued payroll and taxes	4,432	7,052
Other	2,430	2,425
	$23,434	$28,610

Summary of Other Current Liabilities

Other current liabilities consisted of the following as of:

	September 30, 2020	December 31, 2019
Humana license fee	$4,227	$2,753
Lease incentive obligation, current	550	550
Contract liabilities, current	3,719	3,785
Accrual for goods or services received, not invoiced	8,141	2,876
CARES Act Medicare advances	1,520	-
Other current liabilities	3,955	1,037
	$22,111	$11,001

Summary of Other Noncurrent Liabilities

Other long-term liabilities consisted of the following as of:

	September 30, 2020	December 31, 2019
Contract liabilities, net of current	$9,356	$5,039
Lease incentive obligation, net of current	5,193	5,605
Bifurcated derivative	-	152
CARES Act deferred payroll taxes	4,200	-
Other long-term liabilities	20	20
	$18,769	$10,816